Income Taxes - Difference between the Expected Tax Expense (Benefit) at Domestic Income Tax Rate and Actual Income Tax Expense (Benefit) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of the Difference between the expected tax and actual tax [Line Items]
Effect of changes in tax law and/or tax rate		€ (234)
Deutsche Bank AG
Analysis of the Difference between the expected tax and actual tax [Line Items]
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2024 and 31.3% for 2023)		2,839	€ 2,098	€ 2,490
Foreign rate differential		(346)	(192)	(85)
Tax-exempt gains on securities and other income		(302)	(246)	(319)
Loss (income) on equity method investments		0	(6)	0
Nondeductible expenses		233	520	392
Impairments of goodwill		0	0	55
Changes in recognition and measurement of deferred tax assets	[1]	(4)	(59)	(1,238)
Effect of changes in tax law and/or tax rate		(235)	23	7
Effect related to share-based payments		0	(1)	0
Other	[1]	70	85	201
Total income tax expense (benefit)		€ 2,255	€ 2,223	€ 1,503

[1]	[1]Current and deferred tax expense (benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”